Board of Directors - Supervisory Board Compensation (Details) - Supervisory Board Members - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
BOARD OF DIRECTORS
Total compensation	€ 3,663	€ 3,652	€ 3,728
Thereof fixed compensation	3,135	3,135	3,250
Thereof committee remuneration	€ 528	€ 517	€ 479